Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 8,086,000	$ 7,360,000
Accounts receivable	2,091,000	593,000
Inventory	2,687,000	1,549,000
Prepaid expenses and other current assets	1,066,000	1,228,000
Total current assets	13,930,000	10,730,000
Property and equipment, net	483,000	239,000
Other assets	136,000	138,000
Total assets	14,549,000	11,107,000
Current liabilities:
Accounts payable	3,086,000	1,432,000
Accrued liabilities	2,186,000	1,293,000
Note payable, current portion	1,867,000	4,446,000
Total current liabilities	7,139,000	7,171,000
Note payable, noncurrent portion	7,762,000	0
Other noncurrent liabilities	53,000	0
Total liabilities	14,954,000	7,171,000
Commitments and contingences (Note 7)
Stockholders’ equity (deficit):
Additional paid-in capital	68,216,000
Accumulated deficit	(68,622,000)	(48,511,000)
Total stockholders’ equity (deficit)	(405,000)	3,936,000
Total liabilities and stockholders’ equity (deficit)	14,549,000	11,107,000
Preferred Stock with Par Value [Member]
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value; 10,000,000 shares authorized as of December 31, 2016; no shares issued	0
Preferred Stock, No Par Value [Member]
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value; 10,000,000 shares authorized as of December 31, 2016; no shares issued	0
Common Stock with Par Value [Member]
Stockholders’ equity (deficit):
Common stock, $0.0001 par value; 75,000,000 shares authorized as of December 31, 2016; 10,661,201 shares issued and outstanding as of December 31, 2016	$ 1,000
Common Stock with No Par Value [Member]
Stockholders’ equity (deficit):
Common stock, $0.0001 par value; 75,000,000 shares authorized as of December 31, 2016; 10,661,201 shares issued and outstanding as of December 31, 2016		$ 52,447,000